Offerings	May 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,935,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,902.92
Offering Note	Proposed Maximum Offering Price Per Unit for this security is 99.787%
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2033
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,365,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,962.31
Offering Note	Proposed Maximum Offering Price Per Unit for this security is 99.873%